Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 02, 2013 property room	May 15, 2013 room property	May 02, 2013 property room
Commitments And Contingencies [Abstract]
Number of hotels acquired	2	2	4
Number of rooms	203	163	378
Contractual purchase price	$ 21.25	$ 18.50	$ 42.30
Mortgage loans assumed	4.9	13.2
Expected closing costs and fees	0.9	1.2	1.3
Deposit made on purchase price	$ 0.10	$ 0.25	$ 0.50